Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
Years Ended December 31, 2018, 2017 and 2016

The following table summarizes the activities in the allowance for doubtful accounts established on all of the Company's receivable balances, including non-interest receivables from borrowers, receivables from tenants including base rents, expense reimbursements and straight-line rents, receivables from hotel guest and city ledgers, resident fees, and fees and other receivables from managed companies and funds. The balances include allowances on receivables related to held for sale properties.

	Year Ended December 31,
(In thousands)	2018	2017	2016
Balance at January 1	$6,869	$1,708	$1,786
Allowance for doubtful accounts	26,860	14,602	3,314
Charge-offs	(19,155)	(9,531)	(3,316)
Effect of changes in foreign exchange rates	(60)	90	(76)
Balance at December 31	$14,514	$6,869	$1,708